Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Granted	4,403,640	692,321
Weighted average fair value per ordinary share at the grant dates, Granted (in Dollars per share) | $ / shares	$ 1.05	$ 2.47
Nonvested ordinary shares underlying, Vested	(4,403,640)	(692,321)
Weighted average fair value per ordinary share at the grant dates, Vested (in Dollars per share) | $ / shares	$ 1.05	$ 2.47
Nonvested ordinary shares underlying, Forfeited
Weighted average fair value per ordinary share at the grant dates, Forfeited (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance (in Dollars per share) | $ / shares
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Granted		231,667
Weighted average fair value per ordinary share at the grant dates, Granted (in Dollars per share) | $ / shares		$ 1.59
Nonvested ordinary shares underlying, Vested		(231,667)
Weighted average fair value per ordinary share at the grant dates, Vested (in Dollars per share) | $ / shares		$ 1.59
Nonvested ordinary shares underlying, Forfeited
Weighted average fair value per ordinary share at the grant dates, Forfeited (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance (in Dollars per share) | $ / shares
2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance	951,776
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance (in Dollars per share) | $ / shares	$ 3.52
Nonvested ordinary shares underlying, Forfeited	(90,132)
Weighted average fair value per ordinary share at the grant dates, Forfeited (in Dollars per share) | $ / shares	$ 0.75
Nonvested ordinary shares underlying, Outstanding ending balance	861,644	951,776
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance (in Dollars per share) | $ / shares	$ 3.81	$ 3.52
Number of ordinary shares underlying, Exercisable	(287,215)
Weighted average exercise price, Exercisable	3.81
Number of ordinary shares underlying, Expected to vest	574,429
Weighted average exercise price, Expected to vest	3.81
2025 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested ordinary shares underlying, Outstanding beginning balance
Weighted average fair value per ordinary share at the grant dates, Outstanding beginning balance (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Granted	549,750
Weighted average fair value per ordinary share at the grant dates, Granted (in Dollars per share) | $ / shares	$ 1.01
Nonvested ordinary shares underlying, Vested	(549,750)
Weighted average fair value per ordinary share at the grant dates, Vested (in Dollars per share) | $ / shares	$ 1.01
Nonvested ordinary shares underlying, Forfeited
Weighted average fair value per ordinary share at the grant dates, Forfeited (in Dollars per share) | $ / shares
Nonvested ordinary shares underlying, Outstanding ending balance
Weighted average fair value per ordinary share at the grant dates, Outstanding ending balance (in Dollars per share) | $ / shares